Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN GOVERNMENT MONEY MARKET FUND
Entity Central Index Key	0000855630
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000032336
Shareholder Report [Line Items]
Fund Name	Elfun Government Money Market Fund
Trading Symbol	ELMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Government Money Market Fund	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
AssetsNet	$ 142,195,887
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 142,056
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$142,195,887 Number of Portfolio Holdings227 Total Advisory Fees Paid$142,056
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Standard Chartered U.S. Treasury Repo, 4.45%, due 01/02/25	7.0%
BNP Paribas Securities Corp. U.S. Treasury Repo, 4.46%, due 01/02/25	7.0%
Mitsubishi UFJ U.S. Treasury Repo, 4.46%, due 01/02/25	7.0%
Citigroup Global Markets, Inc. U.S. Treasury Repo, 4.45%, due 01/02/25	7.0%
Goldman Sachs & Co. U.S. Treasury Repo, 4.46%, due 01/02/25	7.0%
Merrill Lynch, Pierce, Fenner& Smith, Inc. U.S. Treasury Repo, 4.45%, due 01/02/25	6.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.4%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	1.5%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.5%
U.S. Treasury Bills, 4.22%, due 04/22/25	1.4%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	42.5%
8 to 30 Days	11.2%
31 to 60 Days	7.6%
61 to 90 Days	7.0%
91 to 180 Days	17.9%
Over 180 Days	14.4%

Material Fund Change Adviser [Text Block]